Asset Retirement Obligations - Schedule of Carrying Value of Recorded AROs by Major Category (Detail) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Spent pot lining disposal		$ 141	$ 170
Closure of bauxite residue areas		165	178
Mine reclamation		191	167
Demolition		103	103
Landfill closure		29	30
Other		6
Asset retirement obligation, total	$ 7	$ 635	$ 648	$ 620